Revenues - Doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
At the beginning of the year/period	¥ 28,819
Allowance made during the year/period	23,974	¥ 28,819
Write off during the year	(21,513)
At the end of the year/period	¥ 31,280	¥ 28,819